Benefit Plans - Pension Expense (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Components of net periodic benefit cost
Service cost	$ 519	$ 528
Interest cost	$ 274	239
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Noninterest Income, Other Operating Income
Expected return on assets	$ (575)	(487)
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income Loss Change In funded Status Of Defined Benefit Plan Liability Net of Tax
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ (89)	(89)
Defined Benefit Plan Net Periodic Benefit Cost Credit Amortization Of Prior Service Cost Credit Statement Of Income Or Comprehensive Income Extensible List Not Disclosed Flag			true
Amortization of net loss	$ 183	270
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income Loss Amortization Adjustment From AOCI Pension And Other Post retirement Benefit Plans of Net Prior Service Cost Credit Tax
Pension expense	$ 312	$ 461